CONDENSED CONSOLIDATED INTERIM STATEMENTS OF FINANCIAL POSITION (UNAUDITED) (Parenthetical) - ₪ / shares	Jun. 30, 2020	Dec. 31, 2019
Statement of financial position [abstract]
Ordinary Shares, par value	₪ 0.0000769	₪ 0.0000769
Ordinary Shares, Authorized	140,010,000	140,010,000
Ordinary Shares, Issued	18,234,191	17,864,684
Ordinary Shares, Outstanding	18,234,191	17,864,684